Pro-forma Adjustments	12 Months Ended
Jan. 31, 2015
Business Acquisition, Pro Forma Information [Abstract]
Pro-forma Adjustments

3.  Pro-forma Adjustments

General

The unaudited pro forma balance sheet is presented as if the transaction occurred on March 31, 2015. The unaudited pro forma statement of operations is presented as if the transaction occurred on the first day of the reporting period presented. The following are the itemized pro forma adjustments:

1)	The split-off of the Parent’s operating subsidiary in accordance with the Split-Off Agreement, a 1.094891 for 1 forward stock split of the Parent Common Stock outstanding on April 23, 2015, and a cancellation of 9,854,019 shares of Parent Common Stock.

2)	Prior to the closing of the merger, a $10,000 convertible note payable was converted into 21 shares of the Company’s common stock, resulting in 11,671 shares of common stock outstanding.

At the closing of the Merger each of the 11,671 shares of common stock and the 5,300 shares of preferred stock of Akoustis, Inc., issued and outstanding immediately prior to the closing of the Merger was converted into 324.082 shares of our Common Stock. As a result, an aggregate of 5,500,006 shares of the Parent Common Stock were issued to the holders of Akoustis, Inc. stock.

3)	The close of the Offering of 3,531,104 shares of Common Stock, at a purchase price of $1.50 per share. The aggregate gross proceeds from the Offering were $5,296,656 (including $645,000 principal amount of convertible notes of Akoustis that converted into Common Stock by their terms upon closing of the Offering, at a conversion price per share equal to the offering price of $1.50 per share, and before deducting placement agent fees and expenses of the offering estimated at approximately $762,392.

4)	Issuance of 100,000 shares of the Parent Common Stock to consultants. The shares were valued at $1.50 per share, and $150,000 was recorded as a general and administrative expense.

5)	The fair value of the 313,510 warrants issued to the Placement Agent, will be accounted for at fair value as a cost of the offering.